OPERATING EXPENSES - Fees for services, maintenance, materials and supplies (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING EXPENSES
Maintenance and materials	$ (18,824)	$ (21,182)	$ (18,488)
Fees for services	(14,055)	(14,865)	(15,977)
Directors and Supervisory Committee's fees	(133)	(176)	(207)
Total fees for services, maintenance, materials and supplies	$ (33,012)	$ (36,223)	$ (34,672)